Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Goodwill [Roll Forward]
Goodwill, Beginning Balance		¥ 2,622,470,000	¥ 14,649,000	¥ 14,649,000
Additions			2,607,821,000
Impairment		(2,593,420,000)	0	¥ 0
Goodwill, Ending Balance	$ 4,485	¥ 29,050,000	¥ 2,622,470,000	¥ 14,649,000